Pioneer Floating Rate Fund

A: FLARX	C: FLRCX	Y: FLYRX

Schedule of Investments  |  1/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 104.7%
	Senior Secured Floating Rate Loan Interests — 86.1% of Net Assets*(a)
	Advanced Materials — 1.2%
1,702,857	CeramTec AcquiCo GmbH, Facility B2, 2.925% (LIBOR + 275 bps), 3/7/25	$ 1,699,664
1,674,859	Gemini HDPE LLC, 2027 Advance, 3.50% (LIBOR + 300 bps), 12/31/27	1,675,121
2,588,497(b)	Groupe Solmax Inc., Initial Term Loan, 5.50% (LIBOR + 475 bps), 5/29/28	2,599,821
	Total Advanced Materials	$5,974,606
	Advertising Sales — 0.4%
1,959,912	Clear Channel Outdoor Holdings, Inc., Term B Loan, 3.799% (LIBOR + 350 bps), 8/21/26	$ 1,935,637
	Total Advertising Sales	$1,935,637
	Advertising Services — 0.7%
1,500,000	Dotdash Meredith, Inc., Term B Loan, 4.50% (SOFR + 400 bps), 12/1/28	$ 1,501,875
2,102,531	Polyconcept North America Holdings, Inc., First Lien Closing Date Term Loan, 5.50% (LIBOR + 450 bps), 8/16/23	2,101,217
	Total Advertising Services	$3,603,092
	Aerospace & Defense — 1.1%
1,395,625	ADS Tactical, Inc., Initial Term Loan, 6.75% (SOFR + 575 bps), 3/19/26	$ 1,392,136
963,958	Jazz Acquisition, Inc., First Lien Initial Term Loan, 4.36% (LIBOR + 425 bps), 6/19/26	951,608
1,092,761	Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP), 2021 Initial Term Loan, 4.25% (LIBOR + 375 bps), 1/15/25	1,098,518
2,275,933	WP CPP Holdings, LLC, First Lien Initial Term Loan, 4.75% (LIBOR + 375 bps), 4/30/25	2,234,397
	Total Aerospace & Defense	$5,676,659
	Air Pollution Control Equipment — 0.2%
1,243,750	Madison IAQ LLC, Initial Term Loan, 3.75% (LIBOR + 325 bps), 6/21/28	$ 1,240,770
	Total Air Pollution Control Equipment	$1,240,770
	Airlines — 1.5%
775,000	AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Initial Term Loan, 5.50% (LIBOR + 475 bps), 4/20/28	$ 805,723
1Pioneer Floating Rate Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Airlines — (continued)
825,000	Air Canada, Term Loan, 4.25% (LIBOR + 350 bps), 8/11/28	$ 828,609
836,755	American Airlines, Inc., 2.106% (LIBOR + 200 bps), 12/15/23	829,100
2,793,817	American Airlines, Inc., 2018 Replacement Term Loan, 1.855% (LIBOR + 175 bps), 6/27/25	2,710,002
975,000^	Grupo Aeromexico, SAB de CV, DIP Tranche 1 Term Loan, 9.00% (LIBOR + 800 bps), 3/31/22	982,313
500,000	Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 6.25% (LIBOR + 525 bps), 6/21/27	528,313
260,000	SkyMiles IP, Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 4.75% (LIBOR + 375 bps), 10/20/27	274,950
744,375	United AirLines, Inc., Class B Term Loan, 4.50% (LIBOR + 375 bps), 4/21/28	746,468
	Total Airlines	$7,705,478
	Airport Development & Maintenance — 0.4%
2,000,000	KKR Apple Bidco LLC, First Lien Initial Term Loan, 3.50% (LIBOR + 300 bps), 9/22/28	$ 1,998,124
	Total Airport Development & Maintenance	$1,998,124
	Apparel Manufacturers — 0.4%
1,990,000	BK LC Lux SPV S.a r.l., Facility B, 3.75% (LIBOR + 325 bps), 4/28/28	$ 1,989,689
297,006	Canada Goose, Inc., 2021 Reﬁnancing Term Loan, 4.25% (LIBOR + 350 bps), 10/7/27	297,810
	Total Apparel Manufacturers	$2,287,499
	Appliances — 0.3%
88,889	Osmosis Buyer Limited, Delayed Draw Term B Loan, 4.50% (LIBOR + 400 bps), 7/31/28	$ 89,167
911,111(b)	Osmosis Buyer Limited, Initial Term B Loan, 4.50% (LIBOR + 400 bps), 7/31/28	913,958
406,960	Weber-Stephen Products LLC, Initial Term B Loan, 4.00% (LIBOR + 325 bps), 10/30/27	407,723
	Total Appliances	$1,410,848
	Applications Software — 1.0%
1,250,000	EP Purchaser LLC, First Lien Closing Date Term Loan, 4.00% (LIBOR + 350 bps), 11/6/28	$ 1,252,735
2,538	Flexera Software LLC, First Lien Term B-1 Loan, 4.50% (LIBOR + 375 bps), 3/3/28	2,543
Pioneer Floating Rate Fund |  | 1/31/222

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Applications Software — (continued)
2,000,000	Loyalty Ventures, Inc., Term B Loan, 5.00% (LIBOR + 450 bps), 11/3/27	$ 2,001,250
1,745,625	RealPage, Inc., First Lien Initial Term Loan, 3.75% (LIBOR + 325 bps), 4/24/28	1,738,473
	Total Applications Software	$4,995,001
	Auction House & Art Dealer — 0.3%
1,492,500	Sotheby's, 2021 Second Refinancing Term Loan, 5.00% (LIBOR + 450 bps), 1/15/27	$ 1,500,428
	Total Auction House & Art Dealer	$1,500,428
	Auto Parts & Equipment — 2.5%
696,500	Adient US LLC, Term B-1 Loan, 3.605% (LIBOR + 350 bps), 4/10/28	$ 697,298
797,279	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.00% (LIBOR + 225 bps), 4/6/24	796,632
1,517,375	Autokiniton US Holdings, Inc., Closing Date Term B Loan, 5.00% (LIBOR + 450 bps), 4/6/28	1,521,358
3,107,780	First Brands Group LLC, First Lien 2021 Term Loan, 6.00% (LIBOR + 500 bps), 3/30/27	3,118,138
2,078,196(b)	IXS Holdings, Inc., Initial Term Loan, 5.00% (SOFR + 425 bps), 3/5/27	2,048,755
686,913	Superior Industries International, Inc., Replacement Term Loan, 4.105% (LIBOR + 400 bps), 5/22/24	686,913
848,652	TI Group Automotive Systems, LLC, Refinancing US Term Loan, 3.75% (LIBOR + 325 bps), 12/16/26	848,652
1,207,917	Visteon Corp, 2018 New Term Loan, 1.925% (LIBOR + 175 bps), 3/25/24	1,200,618
1,995,000	Wheel Pros, Inc., First Lien Initial Term Loan, 5.25% (LIBOR + 450 bps), 5/11/28	1,996,247
	Total Auto Parts & Equipment	$12,914,611
	Auto Repair Centers — 0.3%
1,300,000	Driven Holdings, LLC, 2021 Term Loan, 3.517% (LIBOR + 300 bps), 12/17/28	$ 1,298,375
	Total Auto Repair Centers	$1,298,375
	Auto-Truck Trailers — 0.4%
1,992,494	American Trailer World Corp., First Lien Initial Term Loan, 4.50% (LIBOR + 375 bps), 3/3/28	$ 1,988,343
	Total Auto-Truck Trailers	$1,988,343
	Beverages — 0.5%
109,091(b)	Naked Juice LLC, First Lien Delayed Draw Term Loan, 1/24/29	$ 109,077
3Pioneer Floating Rate Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Beverages — (continued)
1,890,909(b)	Naked Juice LLC, First Lien Initial Term Loan, 1/24/29	$ 1,890,673
497,500	Triton Water Holdings, Inc., First Lien Initial Term Loan, 4.00% (LIBOR + 350 bps), 3/31/28	494,391
	Total Beverages	$2,494,141
	Broadcast Service & Programing — 0.3%
1,500,000	Univision Communications Inc., Term Loan B, 4.00% (LIBOR + 325 bps), 1/31/29	$ 1,500,000
	Total Broadcast Service & Programing	$1,500,000
	Building & Construction — 0.6%
597,020	DG Investment Intermediate Holdings 2, Inc., First Lien Closing Date Initial Term Loan, 4.25% (LIBOR + 350 bps), 3/31/28	$ 602,990
8,852	Refficiency Holdings LLC, 2021 Initial DDTL, 3.25% (LIBOR + 375 bps), 12/16/27	8,829
1,671,189	Refficiency Holdings LLC, 2021 Initial Term Loan, 4.50% (LIBOR + 375 bps), 12/16/27	1,667,011
688,130	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 4.75% (LIBOR + 400 bps), 10/29/27	688,131
	Total Building & Construction	$2,966,961
	Building & Construction Products — 1.6%
1,478,648	Cornerstone Building Brands, Inc., Tranche B Term Loan, 3.75% (LIBOR + 325 bps), 4/12/28	$ 1,478,417
1,990,119	CP Atlas Buyer, Inc., Term B Loan, 4.25% (LIBOR + 375 bps), 11/23/27	1,985,697
833,333	CP Iris Holdco I, Inc., First Lien Initial Term Loan, 4.25% (LIBOR + 375 bps), 10/2/28	833,854
580,699	CPG International LLC (fka CPG International, Inc.), New Term Loan, 3.25% (LIBOR + 250 bps), 5/5/24	581,280
1,240,625	Potters Industries, LLC, Initial Term Loan, 4.75% (LIBOR + 400 bps), 12/14/27	1,243,727
1,970,640	Thor Industries, Inc., Term B-1 USD Loan, 3.125% (LIBOR + 300 bps), 2/1/26	1,976,798
	Total Building & Construction Products	$8,099,773
	Building Production — 1.2%
1,000,000	Chariot Buyer LLC., First Lien Initial Term Loan, 4.00% (LIBOR + 350 bps), 11/3/28	$ 999,375
982,344	CHI Doors Holdings Corp., First Lien Third Amendment Initial Term Loan, 4.50% (LIBOR + 350 bps), 7/31/25	984,647
1,250,000(b)	Griffon Corp., Term B Loan, 1/24/29	1,250,781
Pioneer Floating Rate Fund |  | 1/31/224

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Building Production — (continued)
1,040,000	Pelican Products, Inc., First Lien Initial, 4.75% (LIBOR + 425 bps), 12/29/28	$ 1,038,050
1,650,000	Vector WP Holdco, Inc., Initial Term Loan B, 5.75% (LIBOR + 500 bps), 10/12/28	1,641,750
	Total Building Production	$5,914,603
	Building-Heavy Construction — 1.0%
1,496,250	Aegion Corp., Initial Term Loan, 5.50% (LIBOR + 475 bps), 5/17/28	$ 1,505,135
2,491,250(b)	Artera Services, LLC, Tranche B Term Loan, 4.50% (LIBOR + 350 bps), 3/6/25	2,446,614
997,500	Osmose Utilities Services, Inc., 3.75% (LIBOR + 325 bps), 6/23/28	994,799
	Total Building-Heavy Construction	$4,946,548
	Building-Maintenance & Service — 0.1%
748,125	ArchKey Holdings, Inc., First Lien Initial Term Loan, 6.00% (SOFR + 525 bps), 6/29/28	$ 748,125
	Total Building-Maintenance & Service	$748,125
	Cable & Satellite Television — 2.0%
1,492,500	Cable One, Inc., Incremental Term B-4 Loan, 2.105% (LIBOR + 200 bps), 5/3/28	$ 1,489,702
1,323,806	Charter Communications Operating, LLC, Term B-2 Loan, 1.86% (LIBOR + 175 bps), 2/1/27	1,312,144
2,550,038	CSC Holdings LLC (fka CSC Holdings Inc. (Cablevision)), October 2018 Incremental Term Loan, 2.356% (LIBOR + 225 bps), 1/15/26	2,515,202
879,750	Directv Financing LLC, Closing Date Term Loan, 5.75% (LIBOR + 500 bps), 8/2/27	882,087
2,000,000	Radiate Holdco, LLC, Amendment No. 6 Term Loan, 4.00% (LIBOR + 325 bps), 9/25/26	1,998,250
1,045,876	Virgin Media Bristol LLC, Facility N, 2.606% (LIBOR + 250 bps), 1/31/28	1,037,541
1,015,000	Ziggo Financing Partnership, Term Loan I Facility, 2.606% (LIBOR + 250 bps), 4/30/28	1,005,625
	Total Cable & Satellite Television	$10,240,551
	Casino Hotels — 0.5%
987,500	Caesars Resort Collection LLC, Term B-1 Loan, 3.605% (LIBOR + 350 bps), 7/21/25	$ 988,580
5Pioneer Floating Rate Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Casino Hotels — (continued)
1,473,146	Caesars Resort Collection, LLC, Term B Loan, 2.855% (LIBOR + 275 bps), 12/23/24	$ 1,467,035
(0)	Golden Nugget LLC, Initial B Term Loan, 3.25% (LIBOR + 250 bps), 10/4/23	0
	Total Casino Hotels	$2,455,615
	Casino Services — 1.0%
897,537	Everi Holdings, Inc., Term B Loan, 3.00% (LIBOR + 250 bps), 8/3/28	$ 896,416
560,516	Flutter Entertainment plc, USD Term Loan, 2.474% (LIBOR + 225 bps), 7/21/26	559,757
1,745,625	J&J Ventures Gaming LLC, Initial Term Loan, 4.75% (LIBOR + 400 bps), 4/26/28	1,756,535
2,000,000	Lucky Bucks LLC, Initial Term Loan, 6.25% (LIBOR + 550 bps), 7/30/27	1,992,500
	Total Casino Services	$5,205,208
	Cellular Telecom — 1.4%
2,944,214	Altice France SA, USD Term Loan B-13 Incremental Term Loan, 4.106% (LIBOR + 400 bps), 8/14/26	$ 2,939,482
2,487,500	Gogo Intermediate Holdings LLC, Initial Term Loan, 4.50% (LIBOR + 375 bps), 4/30/28	2,490,388
1,745,625	Xplornet Communications Inc., First Lien Refinancing Term Loan, 4.50% (LIBOR + 400 bps), 10/2/28	1,745,868
	Total Cellular Telecom	$7,175,738
	Chemicals-Diversified — 1.5%
1,745,223	ARC Falcon I Inc., Initial Term Loan, 4.25% (LIBOR + 375 bps), 9/30/28	$ 1,745,691
1,745,625	Geon Performance Solutions LLC (Fka. Echo US Holdings, LLC), Initial Term Loan, 5.50% (LIBOR + 475 bps), 8/18/28	1,761,627
984,848	Hexion, Inc., USD Term Loan, 3.72% (LIBOR + 350 bps), 7/1/26	987,310
1,000,000	Ineos US Finance LLC, 2028 Dollar Term Loan, 3.00% (LIBOR + 250 bps), 11/8/28	996,875
353,700	Innophos Holdings, Inc., Initial Term Loan, 3.855% (LIBOR + 375 bps), 2/5/27	353,590
775,000	LSF11 A5 Holdco LLC, Term Loan, 4.25% (SOFR + 375 bps), 10/15/28	776,799
997,500	Orion Engineered Carbons GmbH, 2021 Initial Dollar Term Loan, 2.75% (LIBOR + 225 bps), 9/24/28	999,994
	Total Chemicals-Diversified	$7,621,886
Pioneer Floating Rate Fund |  | 1/31/226

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Chemicals-Specialty — 1.7%
1,243,750	Herens Holdco S.a r.l., Facility B, 4.75% (LIBOR + 400 bps), 7/3/28	$ 1,244,354
1,885,750	CPC Acquisition Corp., First Lien Initial Term Loan, 4.50% (LIBOR + 375 bps), 12/29/27	1,869,250
1,000,000	Diamond (BC) BV, Amendment No. 3 Refinancing Term Loan, 3.50% (LIBOR + 300 bps), 9/29/28	998,438
1,116,583	LSF11 Skyscraper Holdco S.a r.l. USD Facility B3, 4.25% (SOFR + 350 bps), 9/29/27	1,117,979
1,004,429	Nouryon Finance BV, Initial Dollar Term Loan, 3.105% (LIBOR + 300 bps), 10/1/25	999,093
1,850,000	Olympus Water US Holding Corporation, Initial Dollar Term Loan, 4.25% (LIBOR + 375 bps), 11/9/28	1,850,868
433,988	Tronox Finance LLC, First Lien Refinancing Term Loan, 2.474% (LIBOR + 225 bps), 3/10/28	431,896
	Total Chemicals-Specialty	$8,511,878
	Commercial Services — 0.2%
950,000	APi Group DE, Inc., Initial Term Loan, 2.605% (LIBOR + 250 bps), 10/1/26	$ 950,000
	Total Commercial Services	$950,000
	Commercial Services — 2.0%
1,000,000	AEA International Holdings (Luxembourg) S.a.r.l., First Lien Term Loan, 4.25% (LIBOR + 375 bps), 9/7/28	$ 1,001,250
1,389,500	Amentum Government Services Holdings LLC, First Lien Tranche 2 Term Loan, 5.50% (LIBOR + 475 bps), 1/29/27	1,394,131
2,992,500	CoreLogic, Inc. (fka First American Corporation, The), First Lien Initial Term Loan, 4.00% (LIBOR + 350 bps), 6/2/28	2,981,901
893,261	Indy US Bidco LLC, 2021 Refinancing Dollar Term Loan, 3.855% (LIBOR + 375 bps), 3/6/28	893,819
925,000	Pre-Paid Legal Services, Inc., First Lien Initial Term Loan, 4.25% (LIBOR + 375 bps), 12/15/28	925,000
870,968	Trans Union LLC, 2021 Incremental Term B-6 Loan, 2.75% (LIBOR + 225 bps), 12/1/28	868,593
495,000	TruGreen LP, First Lien Second Refinancing Term Loan, 4.75% (LIBOR + 400 bps), 11/2/27	496,671
1,785,616	Verscend Holding Corp., Term B-1 Loan, 4.105% (LIBOR + 400 bps), 8/27/25	1,787,848
	Total Commercial Services	$10,349,213
7Pioneer Floating Rate Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Communications Software — 0.2%
1,000,000	Mavenir Systems, Inc., Initial Term Loan, 5.25% (LIBOR + 475 bps), 8/18/28	$ 1,001,250
	Total Communications Software	$1,001,250
	Computer Data Security — 0.9%
2,194,500	Magenta Buyer LLC, First Lien Initial Term Loan, 5.75% (LIBOR + 500 bps), 7/27/28	$ 2,194,500
2,396,500(b)	Vision Solutions, Inc. (Precisely Software Incorporated), First Lien Third Amendment Term Loan, 4.75% (LIBOR + 400 bps), 4/24/28	2,395,752
	Total Computer Data Security	$4,590,252
	Computer Services — 1.1%
895,500	Ahead DB Holdings, LLC, First Lien Term B Loan, 4.50% (LIBOR + 375 bps), 10/18/27	$ 895,314
497,500	Maximus, Inc., Tranche B Term Loan, 2.50% (LIBOR + 200 bps), 5/28/28	496,878
891,000	PAE, Inc., First Lien Initial Term Loan, 5.25% (LIBOR + 450 bps), 10/19/27	892,021
2,233,747	Peraton Corp., First Lien Term B Loan, 4.50% (LIBOR + 375 bps), 2/1/28	2,236,340
997,500	Sitel Group, Initial Dollar Term Loan, 4.25% (LIBOR + 375 bps), 8/28/28	999,371
	Total Computer Services	$5,519,924
	Computer Software — 1.2%
1,400,000	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 4.25% (LIBOR + 375 bps), 10/16/28	$ 1,399,563
1,496,231	Idera, Inc., First Lien Term B-1 Loan, 4.50% (LIBOR + 375 bps), 3/2/28	1,499,505
3,374,500	Rackspace Technology Global, Inc., First Lien 2021 Term B Loan, 3.50% (LIBOR + 275 bps), 2/15/28	3,345,236
	Total Computer Software	$6,244,304
	Computers-Integrated Systems — 0.8%
1,095,551	Atlas CC Acquisition Corp., First Lien Term B Loan, 5.00% (LIBOR + 425 bps), 5/25/28	$ 1,101,827
222,824	Atlas CC Acquisition Corp., First Lien Term C Loan, 5.00% (LIBOR + 425 bps), 5/25/28	224,101
2,976,923	VeriFone Systems, Inc., First Lien Initial Term Loan, 4.178% (LIBOR + 400 bps), 8/20/25	2,954,861
	Total Computers-Integrated Systems	$4,280,789
Pioneer Floating Rate Fund |  | 1/31/228

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Consulting Services — 1.1%
1,940,250	Ankura Consulting Group, LLC, First Lien Closing Date Term Loan, 5.25% (LIBOR + 450 bps), 3/17/28	$ 1,945,101
1,239,030	MAG DS Corp., Initial Term Loan, 6.50% (LIBOR + 550 bps), 4/1/27	1,155,396
250,000	Vaco Holdings LLC, Initial Term Loan, 5.142% (SOFR + 500 bps), 1/21/29	250,625
2,450,833	Vistra Group Holdings (BVI) II, Ltd., First Lien 2020 Dollar Term Loan, 4.75% (LIBOR + 375 bps), 10/27/25	2,458,491
	Total Consulting Services	$5,809,613
	Consumer Products — 0.4%
2,117,500	Instant Brands Holdings, Inc., Initial Loan, 5.75% (LIBOR + 500 bps), 4/12/28	$ 1,990,450
	Total Consumer Products	$1,990,450
	Containers-Paper & Plastic — 1.8%
992,481	Charter Next Generation, Inc., First Lien 2021 Initial Term Loan, 4.50% (LIBOR + 375 bps), 12/1/27	$ 994,807
597,973	Graham Packaging Co., Inc., 2021 Initial Term Loan, 3.75% (LIBOR + 300 bps), 8/4/27	597,055
816,750	Pactiv Evergreen Group Holdings, Inc., 3.355% (LIBOR + 325 bps), 2/5/26	812,156
1,496,250	Pactiv Evergreen Inc., Tranche B-3 U.S. Term Loan, 4.00% (LIBOR + 350 bps), 9/24/28	1,495,834
1,246,875	Pregis TopCo LLC, First Lien Third Amendment Refinancing Term Loan, 4.50% (LIBOR + 400 bps), 7/31/26	1,248,434
984,925	Pregis TopCo, LLC, First Lien Initial Term Loan, 4.105% (LIBOR + 400 bps), 7/31/26	984,771
2,183,406	ProAmpac PG Borrower LLC, First Lien 2020-1 Term Loan, 4.50% (LIBOR + 375 bps), 11/3/25	2,190,229
57,427	Trident TPI Holdings, Inc., Tranche B-3 DDTL Term Loan, 4.50% (LIBOR + 400 bps), 9/15/28	57,597
1,004,625	Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loan, 4.50% (LIBOR + 400 bps), 9/15/28	1,007,585
	Total Containers-Paper & Plastic	$9,388,468
	Cosmetics & Toiletries — 1.0%
997,500	Conair Holdings LLC, First Lien Initial Term Loan, 4.25% (LIBOR + 375 bps), 5/17/28	$ 998,227
9Pioneer Floating Rate Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Cosmetics & Toiletries — (continued)
2,795,157	Parfums Holding Co., Inc., First Lien Initial Term Loan, 4.105% (LIBOR + 400 bps), 6/30/24	$ 2,795,447
1,473,862	Sunshine Luxembourg VII S.a r.l. Facility B3, 4.50% (LIBOR + 375 bps), 10/1/26	1,481,627
	Total Cosmetics & Toiletries	$5,275,301
	Cruise Lines — 0.1%
738,750	Carnival Corporation, USD Initial Advance, 3.75% (LIBOR + 300 bps), 6/30/25	$ 733,025
	Total Cruise Lines	$733,025
	Data Processing & Management — 0.5%
2,242,470	DTI Holdco, Inc., Replacement B-1 Term Loan, 5.75% (LIBOR + 475 bps), 9/29/23	$ 2,232,484
333,333(b)	Dun & Bradstreet Corp., 2022 Incremental Term B-2 Loan, 1/18/29	333,750
	Total Data Processing & Management	$2,566,234
	Diagnostic Equipment — 0.8%
1,491,262	Avantor Funding, Inc., 2021 Incremental B-5 Dollar Term Loan, 2.75% (LIBOR + 225 bps), 11/8/27	$ 1,491,884
2,513,692	Curia Global, Inc., First Lien 2021 Term Loan, 4.50% (LIBOR + 375 bps), 8/30/26	2,516,050
	Total Diagnostic Equipment	$4,007,934
	Dialysis Centers — 0.5%
1,466,250	U.S. Renal Care, Inc., Initial Term Loan, 5.125% (LIBOR + 500 bps), 6/26/26	$ 1,449,959
997,500	US Renal Care, Inc., 2021 Incremental Term Loan, 6.50% (LIBOR + 550 bps), 6/26/26	992,928
	Total Dialysis Centers	$2,442,887
	Disposable Medical Products — 0.6%
1,750,000	Medline Borrower, LP, Initial Dollar Term Loan, 3.75% (LIBOR + 325 bps), 10/23/28	$ 1,745,079
1,200,000	Sotera Health Holdings, LLC, First Lien Refinancing Loan, 3.25% (LIBOR + 275 bps), 12/11/26	1,198,313
	Total Disposable Medical Products	$2,943,392
	Distribution & Wholesale — 1.5%
1,384,861	Core & Main LP, Tranche B Term Loan, 2.608% (LIBOR + 250 bps), 7/27/28	$ 1,381,976
1,837,500	Dealer Tire LLC, Term B-1 Loan, 4.355% (LIBOR + 425 bps), 12/12/25	1,842,553
Pioneer Floating Rate Fund |  | 1/31/2210

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Distribution & Wholesale — (continued)
3,000,000(b)	Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 3/20/25	$ 2,934,375
1,400,000(b)	RelaDyne, Inc., 12/23/28	1,401,313
	Total Distribution & Wholesale	$7,560,217
	E-Commerce — 0.2%
446,625	CNT Holdings I Corp, First Lien 2021 Term Loan, 4.25% (LIBOR + 350 bps), 11/8/27	$ 447,044
753,303	Trader Corp., First Lien 2017 Refinancing Term Loan, 4.00% (LIBOR + 300 bps), 9/28/23	753,303
	Total E-Commerce	$1,200,347
	Electric-Generation — 0.6%
2,075,054	Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 4.75% (LIBOR + 375 bps), 10/2/25	$ 1,579,204
788,000	Hamilton Projects Acquiror LLC, 5.50% (LIBOR + 450 bps), 6/17/27	788,739
919,472	Vistra Operations Company LLC (fka Tex Operations Company LLC), 2018 Incremental Term Loan, 1.856% (LIBOR + 175 bps), 12/31/25	911,189
	Total Electric-Generation	$3,279,132
	Electric-Integrated — 0.4%
977,496	ExGen Renewables IV LLC, Term Loan, 3.50% (LIBOR + 250 bps), 12/15/27	$ 978,282
985,000	PG&E Corp., Term Loan, 3.50% (LIBOR + 300 bps), 6/23/25	975,772
	Total Electric-Integrated	$1,954,054
	Electronic Composition — 0.8%
731,793	Compass Power Generation, L.L.C., Tranche B-1 Term Loan, 4.50% (LIBOR + 350 bps), 12/20/24	$ 730,878
2,101,512	Energy Acquisition LP, First Lien Initial Term Loan, 4.355% (LIBOR + 425 bps), 6/26/25	2,095,273
1,448,613	Natel Engineering Co., Inc., Initial Term Loan, 7.25% (LIBOR + 625 bps), 4/30/26	1,423,867
	Total Electronic Composition	$4,250,018
	Electronics-Military — 0.3%
1,500,000(b)	Cobham Ultra US Co.-Borrower LLC, Term Loan, 11/17/28	$ 1,500,938
	Total Electronics-Military	$1,500,938
11Pioneer Floating Rate Fund |  | 1/31/22

Principal Amount USD ($)		Value
	E-Marketing & Information — 0.1%
615,122	Trader Interactive LLC (fka Dominion Web Solutions LLC), Initial Term Loan, 4.50% (LIBOR + 400 bps), 7/28/28	$ 614,353
	Total E-Marketing & Information	$614,353
	Engines — 0.4%
200,000	Arcline FM Holdings LLC, Second Lien Term Loan, 9.00% (LIBOR + 825 bps), 6/23/29	$ 198,750
1,995,000	Arcline FM Holdings, LLC, First Lien 2021 Term Loan, 5.50% (LIBOR + 475 bps), 6/23/28	1,996,247
	Total Engines	$2,194,997
	Enterprise Software & Services — 0.7%
272,250	ECI Macola/Max Holding LLC, First Lien Initial Term Loan, 4.50% (LIBOR + 375 bps), 11/9/27	$ 272,817
1,520,386	First Advantage Holdings, LLC, First Lien Term B-1 Loan, 2.855% (LIBOR + 275 bps), 1/31/27	1,515,635
1,995,000	Skopima Consilio Parent LLC, First Lien Initial Term Loan, 4.50% (LIBOR + 400 bps), 5/12/28	1,993,960
	Total Enterprise Software & Services	$3,782,412
	Entertainment Software — 0.1%
496,250	Playtika Holding Corp., Term B-1 Loan, 2.855% (LIBOR + 275 bps), 3/13/28	$ 495,320
	Total Entertainment Software	$495,320
	Finance-Credit Card — 1.0%
1,833,500	Blackhawk Network Holdings, Inc., First Lien Term Loan, 3.105% (LIBOR + 300 bps), 6/15/25	$ 1,827,341
995,003	FleetCor Technologies Operating Company, LLC, Term B-4 Loan, 1.855% (LIBOR + 175 bps), 4/28/28	988,265
2,492,500(b)	Paysafe Group Holdings II, Ltd., Facility B1, 3.25% (LIBOR + 275 bps), 6/28/28	2,443,428
	Total Finance-Credit Card	$5,259,034
	Finance-Investment Banker — 0.2%
496,250	Citadel Securities LP, 2021 Term Loan, 2.605% (LIBOR + 250 bps), 2/2/28	$ 492,218
500,000	Hudson River Trading LLC, Term Loan, 3.174% (SOFR + 300 bps), 3/20/28	494,375
	Total Finance-Investment Banker	$986,593
Pioneer Floating Rate Fund |  | 1/31/2212

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Finance-Leasing Company — 0.3%
1,241,959	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 2.25% (LIBOR + 150 bps), 2/12/27	$ 1,231,635
529,047	Fly Funding II S.a r.l., Term Loan B, 7.00% (LIBOR + 600 bps), 10/8/25	530,700
	Total Finance-Leasing Company	$1,762,335
	Finance-Special Purpose Banks — 0.3%
1,631,132	Bank of Industry, Ltd., 6.198% (LIBOR + 600 bps), 12/11/23	$ 1,644,996
	Total Finance-Special Purpose Banks	$1,644,996
	Food-Dairy Products — 0.2%
1,036,875	Chobani LLC., 2020 New Term Loan, 4.50% (LIBOR + 350 bps), 10/25/27	$ 1,040,504
	Total Food-Dairy Products	$1,040,504
	Food-Meat Products — 0.2%
1,020,860	JBS USA Lux S.A. (fka JBS USA, LLC), New Term Loan, 2.105% (LIBOR + 200 bps), 5/1/26	$ 1,019,584
	Total Food-Meat Products	$1,019,584
	Food-Wholesale & Distributions — 0.1%
416,850	United Natural Foods, Inc., Initial Term Loan, 3.355% (LIBOR + 325 bps), 10/22/25	$ 417,296
	Total Food-Wholesale/Distrib	$417,296
	Footwear & Related Apparel — 0.5%
2,500,000(b)	CROCS INC, Term Loan B, 1/26/29	$ 2,487,812
	Total Footwear & Related Apparel	$2,487,812
	Gambling (Non-Hotel) — 1.1%
450,000	Bally's Corporation, Term B Facility Loan, 3.75% (LIBOR + 325 bps), 10/2/28	$ 450,250
1,920,188	Enterprise Development Authority, Term B Loan, 5.00% (LIBOR + 425 bps), 2/28/28	1,925,789
3,036,004	Scientific Games International, Inc., Initial Term B-5 Loan, 2.855% (LIBOR + 275 bps), 8/14/24	3,030,882
	Total Gambling (Non-Hotel)	$5,406,921
	Hotels & Motels — 0.2%
997,500	Hilton Grand Vacations Borrower LLC, Initial Term Loan, 3.50% (LIBOR + 300 bps), 8/2/28	$ 996,877
	Total Hotels & Motels	$996,877
13Pioneer Floating Rate Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Housewares — 0.2%
967,500	Ozark Holdings LLC, 2020 Refinancing Term Loan, 4.25% (LIBOR + 375 bps), 12/16/27	$ 967,097
	Total Housewares	$967,097
	Human Resources — 0.9%
1,488,750	CCRR Parent, Inc., First Lien Initial Term Loan, 4.50% (LIBOR + 375 bps), 3/6/28	$ 1,495,729
482,595	Creative Artists Agency LLC, Closing Date Term Loan, 3.855% (LIBOR + 375 bps), 11/27/26	481,776
2,857,500	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	2,753,201
	Total Human Resources	$4,730,706
	Independ Power Producer — 0.2%
695,384	Calpine Construction Finance Company, L.P., Term B Loan, 2.105% (LIBOR + 200 bps), 1/15/25	$ 690,231
577,821	EFS Cogen Holdings I LLC, Term B Advance, 4.50% (LIBOR + 350 bps), 10/1/27	571,260
	Total Independ Power Producer	$1,261,491
	Insurance Brokers — 0.2%
839,710	USI, Inc. (fka Compass Investors Inc.), 2017 New Term Loan, 3.224% (LIBOR + 300 bps), 5/16/24	$ 835,722
	Total Insurance Brokers	$835,722
	Internet Content — 0.2%
853,031	Hunter Holdco 3, Ltd., First Lien Initial Dollar Term Loan, 4.75% (LIBOR + 425 bps), 8/19/28	$ 852,498
	Total Internet Content	$852,498
	Internet Security — 0.1%
500,000(b)	NortonLifeLock, Inc., Term Loan B, 1/28/29	$ 498,125
	Total Internet Security	$498,125
	Investment Management & Advisory Services — 0.7%
887,097	Allspring Buyer LLC, Initial Term Loan, 3.75% (LIBOR + 325 bps), 11/1/28	$ 888,681
1,343,250	Edelman Financial Engines Center, LLC, The, First Lien 2021 Term Loan, 4.25% (SOFR + 350 bps), 4/7/28	1,341,654
1,500,000	Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 4.50% (LIBOR + 350 bps), 5/30/25	1,501,742
	Total Investment Management & Advisory Services	$3,732,077
Pioneer Floating Rate Fund |  | 1/31/2214

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Lasers-System & Components — 0.2%
1,250,000(b)	II-VI Incorporated, Term Loan B, 12/8/28	$ 1,250,390
	Total Lasers-Syst/Components	$1,250,390
	Machinery — 0.8%
496,250	Clark Equipment Co., Third Amendment Incremental Term Loan, 2.474% (LIBOR + 225 bps), 5/18/24	$ 495,009
1,541,285	Engineered Components and Systems LLC, First Lien Initial Term Loan, 6.50% (LIBOR + 600 bps), 8/2/28	1,535,505
1,946,741	Welbilt, Inc. (fka Manitowoc Foodservice, Inc.), 2018 Term B Loan,, 2.605% (LIBOR + 250 bps), 10/23/25	1,945,525
	Total Machinery	$3,976,039
	Machinery-Construction & Mining — 0.0%†
70,471	Terex Corporation, 2018 Incremental U.S. Term Loan, 2.75% (LIBOR + 200 bps), 1/31/24	$ 70,471
	Total Machinery-Construction & Mining	$70,471
	Machinery-Pumps — 0.5%
1,604,717	Circor International, Inc., Initial Term Loan, 5.00% (LIBOR + 450 bps), 12/20/28	$ 1,598,699
998,003	Granite US Holdings Corp., Replacement Term B Loan, 4.224% (LIBOR + 400 bps), 9/30/26	996,652
	Total Machinery-Pumps	$2,595,351
	Medical Diagnostic Imaging — 0.3%
1,742,500	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Closing Date Term Loan, 5.75% (LIBOR + 525 bps), 12/15/27	$ 1,744,242
	Total Medical Diagnostic Imaging	$1,744,242
	Medical Information Systems — 1.0%
376,812(b)	athenahealth, Inc., Delayed Draw Term Loan, 1/26/29	$ 375,556
984,981	Athenahealth, Inc., First Lien Term B-1 Loan, 4.40% (LIBOR + 425 bps), 2/11/26	984,674
2,223,188(b)	athenahealth, Inc., Term Loan B, 1/26/29	2,215,778
497,500	Azalea TopCo, Inc., First Lien 2021 Term Loan, 4.50% (LIBOR + 375 bps), 7/24/26	499,055
977,500	Azalea TopCo, Inc., First Lien Initial Term Loan, 3.799% (LIBOR + 350 bps), 7/24/26	974,242
	Total Medical Information Systems	$5,049,305
	Medical Labs & Testing Services — 1.8%
1,455,000	Envision Healthcare Corp., Initial Term Loan, 3.855% (LIBOR + 375 bps), 10/10/25	$ 1,130,960
15Pioneer Floating Rate Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Medical Labs & Testing Services — (continued)
1,725,075	FC Compassus LLC, Term B-1 Loan, 5.00% (LIBOR + 425 bps), 12/31/26	$ 1,724,356
907,455	Icon Public Limited Company, Lux Term Loan, 2.75% (LIBOR + 225 bps), 7/3/28	905,942
655,906	Loire UK Midco 3, Ltd., Facility B, 3.355% (LIBOR + 325 bps), 4/21/27	632,949
1,238,764	Phoenix Guarantor Inc., First Lien Tranche B-3 Term Loan, 3.604% (LIBOR + 350 bps), 3/5/26	1,233,676
497,500	Sound Inpatient Physicians, Inc., First Lien 2021 Incremental Term Loan, 3.50% (LIBOR + 300 bps), 6/27/25	497,189
987,212	Sound Inpatient Physicians, Inc., First Lien Initial Term Loan, 2.855% (LIBOR + 275 bps), 6/27/25	983,202
500,000	Sound Inpatient Physicians, Inc., Second Lien Initial Term Loan, 6.855% (LIBOR + 675 bps), 6/26/26	500,938
1,496,250	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 4.75% (LIBOR + 425 bps), 10/1/28	1,494,691
	Total Medical Labs & Testing Services	$9,103,903
	Medical Products — 0.3%
1,403,962	NMN Holdings III Corp., First Lien Closing Date Term Loan, 3.855% (LIBOR + 375 bps), 11/13/25	$ 1,382,317
300,935	NMN Holdings III Corp., First Lien Delayed Draw Term Loan, 3.855% (LIBOR + 375 bps), 11/13/25	296,296
	Total Medical Products	$1,678,613
	Medical-Biomedical & Generation — 0.5%
2,600,000	ANI Pharmaceuticals, Inc., Initial Term Loan, 6.75% (LIBOR + 600 bps), 11/19/27	$ 2,619,500
	Total Medical-Biomedical & Generation	$2,619,500
	Medical-Drugs — 2.2%
661,390	Bausch Health Companies Inc., First Incremental Term Loan, 2.855% (LIBOR + 275 bps), 11/27/25	$ 660,770
1,015,671	Bausch Health Companies Inc., Initial Term Loan, 3.105% (LIBOR + 300 bps), 6/2/25	1,015,194
1,500,000	Bausch Health Cos., Inc., 5.75% (SOFR + 525 bps), 1/27/27	1,490,508
977,500	Curium BidCo S.a.r.l., Facility B, 4.224% (LIBOR + 400 bps), 7/9/26	977,500
2,801,286(b)	Endo Luxembourg Finance Company I S.a r.l., 2021 Term Loan, 5.75% (LIBOR + 500 bps), 3/27/28	2,738,694
226,093	Icon Public Limited Company, U.S. Term Loan, 2.75% (LIBOR + 225 bps), 7/3/28	225,716
Pioneer Floating Rate Fund |  | 1/31/2216

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Medical-Drugs — (continued)
1,243,750	Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 4.00% (LIBOR + 350 bps), 5/5/28	$ 1,245,478
1,928,333	Organon & Co., Dollar Term Loan, 3.50% (LIBOR + 300 bps), 6/2/28	1,930,055
1,176,470	Padagis LLC, Term B Loan, 5.25% (LIBOR + 475 bps), 7/6/28	1,176,103
	Total Medical-Drugs	$11,460,018
	Medical-HMO — 0.3%
1,492,500	One Call Corp., First Lien Term B Loan, 6.25% (LIBOR + 550 bps), 4/22/27	$ 1,494,988
	Total Medical-HMO	$1,494,988
	Medical-Hospitals — 0.9%
748,125	AHP Health Partners, Inc., Initial Term Loan, 4.00% (LIBOR + 350 bps), 8/24/28	$ 748,827
340,909	EyeCare Partners, LLC, First Lien Amendment No. 1 Delayed Draw Term Loan, 6.00% (LIBOR + 375 bps), 11/15/28	340,483
2,000,000	EyeCare Partners, LLC, First Lien Amendment No. 1 Term Loan, 4.25% (LIBOR + 375 bps), 11/15/28	1,997,500
613,384	LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), First Lien Term B Loan, 3.855% (LIBOR + 375 bps), 11/16/25	612,192
760,008	Quorum Health Corp., Exit Term Loan, 8.75% (LIBOR + 775 bps), 4/29/25	730,557
	Total Medical-Hospitals	$4,429,559
	Medical-Outpatient & Home Medicine — 0.2%
840,000	Medical Solutions Holdings, Inc., First Lien Initial Term Loan, 4.00% (LIBOR + 350 bps), 11/1/28	$ 840,225
	Total Medical-Outpatient & Home Medicine	$840,225
	Medical-Wholesale Drug Distribution — 0.4%
1,486,240	Gainwell Acquisition Corp., First Lien Term B Loan, 4.75% (SOFR + 400 bps), 10/1/27	$ 1,491,814
498,744	Packaging Coordinators Midco, Inc., First Lien Term B Loan, 4.50% (LIBOR + 375 bps), 11/30/27	499,419
	Total Medical-Wholesale Drug Distribution	$1,991,233
	Metal Processors & Fabrication — 0.8%
1,995,000	Grinding Media Inc. (Molycop Ltd.), First Lien Initial Term Loan, 4.75% (LIBOR + 400 bps), 10/12/28	$ 1,999,988
244,375	Tank Holding Corp., First Lien 2020 RefinancingTerm Loan, 5.50% (LIBOR + 325 bps), 3/26/26	243,153
17Pioneer Floating Rate Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Metal Processors & Fabrication — (continued)
475,417	Tank Holding Corp., First Lien 2020 RefinancingTerm Loan, 5.75% (LIBOR + 500 bps), 3/26/26	$ 476,803
1,650,000	WireCo WorldGroup Inc., Initial Term Loan, 4.75% (LIBOR + 425 bps), 11/13/28	1,652,063
	Total Metal Processors & Fabrication	$4,372,007
	Metal-Iron — 0.1%
670,035	TMS International Corp., Term B-2 Loan, 3.75% (LIBOR + 275 bps), 8/14/24	$ 667,523
	Total Metal-Iron	$667,523
	Municipal-Education — 0.2%
1,000,000	Lakeshore Intermediate LLC, First Lien Initial Term Loan, 4.00% (LIBOR + 350 bps), 9/29/28	$ 1,000,000
	Total Municipal-Education	$1,000,000
	Networking Products — 0.6%
2,985,000(b)	Go To Group, Inc., First Lien Initial Term Loan, 4.856% (LIBOR + 475 bps), 8/31/27	$ 2,966,344
	Total Networking Products	$2,966,344
	Non-hazardous Waste Disposal — 0.7%
930,314	Covanta Holding Corp., Initial Term B Loan, 3.00% (LIBOR + 250 bps), 11/30/28	$ 931,331
69,686	Covanta Holding Corp., Initial Term C Loan, 3.00% (LIBOR + 250 bps), 11/30/28	69,763
1,161,799	GFL Environmental Inc., 2020 Refinancing Term Loan, 3.50% (LIBOR + 300 bps), 5/30/25	1,164,049
512,500	MIP V Waste LLC, Initial Term Loan, 3.75% (LIBOR + 325 bps), 12/8/28	514,742
746,250	WIN Waste Innovations Holdings Inc., Initial Term Loan, 3.25% (LIBOR + 275 bps), 3/24/28	746,600
	Total Non-hazardous Waste Disposal	$3,426,485
	Office Automation & Equipment — 0.1%
694,750	Pitney Bowes Inc., Refinancing Tranche B Term Loan, 4.11% (LIBOR + 400 bps), 3/17/28	$ 695,618
	Total Office Automation & Equipment	$695,618
	Oil Comp-Explor & Production — 0.2%
1,250,000	Southwestern Energy Company, Initial Loan, 3.00% (SOFR + 250 bps), 6/22/27	$ 1,254,688
	Total Oil Comp-Explor & Production	$1,254,688
Pioneer Floating Rate Fund |  | 1/31/2218

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil Refining&Marketing — 0.0%†
2,488	Delek US Holdings, Inc., Initial Loan, 2.355% (LIBOR + 225 bps), 3/31/25	$ 2,437
	Total Oil Refining&Marketing	$2,437
	Paper & Related Products — 0.8%
1,990,000	Schweitzer-Mauduit International, Inc., Term B Loan, 4.50% (LIBOR + 375 bps), 4/20/28	$ 1,980,050
1,936,111	Sylvamo Corporation, Term Loan B, 5.00% (LIBOR + 450 bps), 8/18/28	1,959,405
	Total Paper & Related Products	$3,939,455
	Pastoral & Agricultural — 0.3%
1,350,000	Alltech, Inc., Term B Loan, 4.50% (SOFR + 400 bps), 10/13/28	$ 1,352,531
	Total Pastoral & Agricultural	$1,352,531
	Pharmacy Services — 0.2%
430,974	Change Healthcare Holdings, LLC, Closing Date Term Loan, 3.50% (LIBOR + 250 bps), 3/1/24	$ 431,019
650,000	Option Care Health, Inc., First Lien 2021 Refinancing Term Loan, 3.25% (LIBOR + 275 bps), 10/27/28	650,271
	Total Pharmacy Services	$1,081,290
	Physical Therapy & Rehabilitation Centers — 0.9%
2,066,666	Summit Behavioral Healthcare, LLC, First Lien Initial Term Loan, 5.50% (LIBOR + 475 bps), 11/24/28	$ 2,035,667
2,468,844	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 4.355% (LIBOR + 425 bps), 11/20/26	2,471,416
	Total Physical Therapy & Rehabilitation Centers	$4,507,083
	Pipelines — 2.5%
1,940,000	Centurion Pipeline Company, LLC, Initial Term Loan, 3.355% (LIBOR + 325 bps), 9/29/25	$ 1,933,534
497,500	DT Midstream, Inc., Initial Term Loan, 2.50% (LIBOR + 200 bps), 6/26/28	500,264
2,000,000(b)	Freeport LNG Investments LLLP, Initial Term B Loan, 4.00% (LIBOR + 350 bps), 12/21/28	1,993,750
249,375	ITT Holdings LLC, Initial Term Loan, 3.25% (LIBOR + 275 bps), 7/10/28	249,453
1,330,313	Northriver Midstream Finance LP, Initial Term B Loan, 3.464% (LIBOR + 325 bps), 10/1/25	1,329,666
1,500,000	Oryx Midstream Services Permian Basin LLC, Initial Term Loan, 3.75% (LIBOR + 325 bps), 10/5/28	1,499,166
19Pioneer Floating Rate Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Pipelines — (continued)
1,500,000	TransMontaigne Operating Co. LP, Tranche B Term Loan, 4.00% (LIBOR + 350 bps), 11/17/28	$ 1,504,062
3,597,631	Traverse Midstream Partners LLC, Advance Term Loan, 5.25% (SOFR + 425 bps), 9/27/24	3,599,318
	Total Pipelines	$12,609,213
	Printing-Commercial — 0.1%
746,250	Cimpress plc, Tranche B-1 Term Loan, 4.00% (LIBOR + 350 bps), 5/17/28	$ 746,561
	Total Printing-Commercial	$746,561
	Property & Casualty Insurance — 1.0%
750,000	Asurion LLC, Second Lien New B-4 Term Loan, 5.355% (LIBOR + 525 bps), 1/20/29	$ 751,875
2,657,947(b)	Asurion, LLC, New B-7 Term Loan, 3.105% (LIBOR + 300 bps), 11/3/24	2,648,602
1,975,000(b)	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.),, 3.855% (LIBOR + 375 bps), 9/3/26	1,973,629
	Total Property & Casualty Insurance	$5,374,106
	Protection-Safety — 0.7%
997,500	APX Group, Inc., Initial Term Loan, 4.00% (LIBOR + 350 bps), 7/10/28	$ 997,293
2,592,925	Prime Security Services Borrower, LLC, First Lien 2021 Refinancing Term B-1 Loan, 3.50% (LIBOR + 275 bps), 9/23/26	2,589,683
	Total Protection-Safety	$3,586,976
	Publishing — 0.6%
648,375	Cengage Learning, Inc., First Lien Term B Loan, 5.75% (LIBOR + 475 bps), 7/14/26	$ 651,577
2,244,375	McGraw-Hill Education, Inc., Initial Term Loan, 5.25% (LIBOR + 475 bps), 7/28/28	2,243,773
	Total Publishing	$2,895,350
	Publishing-Periodicals — 0.2%
875,000(b)	MJH Healthcare Holdings LLC, Initial Term B Loan, 1/28/29	$ 873,359
	Total Publishing-Periodicals	$873,359
	Recreational Centers — 0.3%
1,487,659	Fitness International LLC, Term B Loan, 4.25% (LIBOR + 325 bps), 4/18/25	$ 1,392,356
	Total Recreational Centers	$1,392,356
Pioneer Floating Rate Fund |  | 1/31/2220

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Recycling — 0.7%
1,650,795	Harsco Corporation, Term B-3 Loan, 2.75% (LIBOR + 225 bps), 3/10/28	$ 1,646,668
1,794,000(b)	LTR Intermediate Holdings, Inc., Initial Term Loan, 5.50% (LIBOR + 450 bps), 5/5/28	1,798,485
	Total Recycling	$3,445,153
	Rental Auto & Equipment — 0.9%
1,755,191(b)	Fly Funding II S.a r.l., Replacement Loan, 1.90% (LIBOR + 175 bps), 8/11/25	$ 1,723,158
1,674,434	Hertz Corp., Initial Term B Loan, 3.75% (LIBOR + 325 bps), 6/30/28	1,675,872
317,152	Hertz Corp., Initial Term C Loan, 3.75% (LIBOR + 325 bps), 6/30/28	317,425
1,000,000	PECF USS Intermediate Holding III Corp., Initial Term Loan, 4.75% (LIBOR + 425 bps), 12/15/28	1,002,292
	Total Rental Auto & Equipment	$4,718,747
	Resorts/Theme Parks — 0.4%
1,989,805	Seaworld Parks & Entertainment, Inc., Term B Loan, 3.50% (LIBOR + 300 bps), 8/25/28	$ 1,991,936
	Total Resorts/Theme Parks	$1,991,936
	Retail — 4.9%
990,000	84 Lumber Company, Term B-1 Loan, 3.75% (LIBOR + 300 bps), 11/13/26	$ 990,000
997,500	At Home Group, Inc., Initial Term Loan, 4.75% (LIBOR + 425 bps), 7/24/28	996,098
992,500	Belron Group SA, Dollar Third Incremental Loan, 3.25% (LIBOR + 275 bps), 4/13/28	993,637
1,488,750	CWGS Group, LLC, Initial Term Loan, 3.25% (LIBOR + 250 bps), 6/3/28	1,480,260
597,000	Foundation Building Materials, Inc., First Lien Initial Term Loan, 3.75% (LIBOR + 325 bps), 1/31/28	595,027
2,544,348	Great Outdoors Group, LLC, Term B-2 Loan, 4.50% (LIBOR + 375 bps), 3/6/28	2,549,648
790,000	Harbor Freight Tools USA, Inc., 2021 Initial Term Loan, 3.25% (LIBOR + 275 bps), 10/19/27	788,074
909,792	Highline Aftermarket Acquisition, LLC, First Lien Initial Term Loan, 5.25% (LIBOR + 450 bps), 11/9/27	909,792
1,543,621	LBM Acquisition LLC, First Lien Initial Term Loan, 4.50% (LIBOR + 375 bps), 12/17/27	1,536,707
1,492,500	Michaels Cos, Inc., Term B Loan, 5.00% (LIBOR + 425 bps), 4/15/28	1,473,471
21Pioneer Floating Rate Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Retail — (continued)
1,141,375	Petco Health and Wellness Company, Inc., First Lien Initial Term Loan, 4.00% (LIBOR + 325 bps), 3/3/28	$ 1,142,266
1,691,500	PetSmart LLC, Initial Term Loan, 4.50% (LIBOR + 375 bps), 2/11/28	1,690,972
897,750	Pilot Travel Centers LLC, Initial Tranche B Term Loan, 2.105% (SOFR + 200 bps), 8/4/28	893,881
1,962,774	RVR Dealership Holdings, LLC, Term Loan, 3.91% (SOFR + 375 bps), 2/8/28	1,960,321
1,293,500	SRS Distribution, Inc., 2021 Reﬁnancing Term Loan, 4.25% (LIBOR + 375 bps), 6/2/28	1,293,385
4,389,815(b)	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 4.632% (LIBOR + 450 bps), 9/12/24	4,324,754
987,500	Torrid LLC, Closing Date Term Loan, 6.25% (LIBOR + 550 bps), 6/14/28	982,562
650,000	Whatabrands LLC, Initial Term B Loan, 3.75% (LIBOR + 325 bps), 8/3/28	649,503
	Total Retail	$25,250,358
	Retail-Restaurants — 0.2%
814,784	1011778 B.C. Unlimited Liability Co., Term B-4 Loan, 1.855% (LIBOR + 175 bps), 11/19/26	$ 804,599
297,000	IRB Holding Corp., Fourth Amendment Incremental Term Loan, 4.25% (LIBOR + 325 bps), 12/15/27	297,000
	Total Retail-Restaurants	$1,101,599
	Rubber & Plastic Products — 0.2%
1,050,000	Plastipak Holdings, Inc., 2021 Tranche B Term Loan, 3.00% (LIBOR + 250 bps), 12/1/28	$ 1,050,328
	Total Rubber & Plastic Products	$1,050,328
	Satellite Telecom — 0.3%
1,750,000(b)	Intelsat Jackson Holdings S.A., Term B Loan, 2/1/29	$ 1,743,711
	Total Satellite Telecom	$1,743,711
	Schools — 0.3%
1,471,017	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-3 Loan, 4.75% (LIBOR + 375 bps), 2/21/25	$ 1,452,015
	Total Schools	$1,452,015
Pioneer Floating Rate Fund |  | 1/31/2222

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Security Services — 1.0%
1,983,722	Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 4.25% (LIBOR + 375 bps), 5/12/28	$ 1,981,615
3,145,713	Garda World Security Corporation, Term B-2 Loan, 4.36% (LIBOR + 425 bps), 10/30/26	3,156,855
	Total Security Services	$5,138,470
	Semiconductor Equipment — 0.5%
1,000,000	MKS Instruments, Inc., Term Loan, 2.75% (LIBOR + 225 bps), 10/20/28	$ 999,625
1,768,693	Ultra Clean Holdings, Inc., Second Amendment Term B Loan, 3.855% (LIBOR + 375 bps), 8/27/25	1,772,746
	Total Semiconductor Equipment	$2,772,371
	Shipbuilding — 0.4%
2,204,988	MHI Holdings LLC, Initial Term Loan, 5.105% (LIBOR + 500 bps), 9/21/26	$ 2,212,337
	Total Shipbuilding	$2,212,337
	Soap & Cleaning Preparation — 0.5%
2,000,000	Knight Health Holdings LLC, Term Loan B, 5.75% (SOFR + 525 bps), 12/23/28	$ 1,860,000
841,500	Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loan, 4.25% (LIBOR + 375 bps), 12/22/26	818,058
	Total Soap & Cleaning Preparation	$2,678,058
	Steel Pipe & Tube — 0.1%
699,375	Atkore International, Inc., Initial Term Loan, 2.50% (LIBOR + 200 bps), 5/26/28	$ 699,812
	Total Steel Pipe & Tube	$699,812
	Steel Producers — 0.4%
2,180,953	Phoenix Services International LLC, Term B Loan, 4.75% (LIBOR + 375 bps), 3/1/25	$ 2,168,686
	Total Steel Producers	$2,168,686
	Telecom Services — 0.3%
1,629,786	Windstream Services II, LLC, Initial Term Loan, 7.25% (LIBOR + 625 bps), 9/21/27	$ 1,636,406
	Total Telecom Services	$1,636,406
	Telecommunication Equipment — 0.3%
1,714,912	Commscope, Inc., Initial Term Loan, 3.355% (LIBOR + 325 bps), 4/6/26	$ 1,688,117
	Total Telecommunication Equipment	$1,688,117
23Pioneer Floating Rate Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Telephone-Integrated — 1.2%
1,000,000	Cincinnati Bell, Inc., Term B-2 Loan, 3.471% (SOFR + 325 bps), 11/22/28	$ 1,000,625
2,973,981(b)	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1.855% (LIBOR + 175 bps), 3/1/27	2,928,675
2,250,306	Lumen Technologies Inc., Term B Loan, 2.355% (LIBOR + 225 bps), 3/15/27	2,216,552
	Total Telephone-Integrated	$6,145,852
	Television — 0.8%
1,581,456	Gray Television, Inc., Term B-2 Loan, 2.602% (LIBOR + 250 bps), 2/7/24	$ 1,578,986
528,021	Gray Television, Inc., Term C Loan, 2.602% (LIBOR + 250 bps), 1/2/26	526,329
1,147,309	Sinclair Television Group, Inc., Tranche B Term Loan, 2.36% (LIBOR + 225 bps), 1/3/24	1,134,196
806,437	Sinclair Television Group, Inc., Tranche B-2b Term Loan, 2.61% (LIBOR + 250 bps), 9/30/26	786,378
	Total Television	$4,025,889
	Textile-Home Furnishings — 0.4%
2,000,000	Runner Buyer Inc., Initial Term Loan, 6.25% (LIBOR + 550 bps), 10/20/28	$ 1,967,500
	Total Textile-Home Furnishings	$1,967,500
	Theaters — 0.3%
1,982,169	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Term B-1 Loan, 3.104% (SOFR + 300 bps), 4/22/26	$ 1,772,182
	Total Theaters	$1,772,182
	Therapeutics — 0.1%
496,250	Horizon Therapeutics USA, Inc., Incremental Term B-2 Loan, 2.25% (LIBOR + 175 bps), 3/15/28	$ 493,086
	Total Therapeutics	$493,086
	Transactional Software — 0.3%
1,496,250	Polaris Newco, LLC, First Lien Dollar Term Loan, 4.50% (LIBOR + 400 bps), 6/2/28	$ 1,497,695
	Total Transactional Software	$1,497,695
Pioneer Floating Rate Fund |  | 1/31/2224

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Transportation - Trucks — 0.5%
1,745,625	Carriage Purchaser, Inc., Term B Loan, 5.00% (LIBOR + 425 bps), 9/30/28	$ 1,759,262
992,500	Daseke Cos., Inc., 2021 Initial Term Loan, 4.75% (LIBOR + 400 bps), 3/9/28	994,154
	Total Transportation - Trucks	$2,753,416
	Transportation Services — 1.4%
2,543,625	AIT Worldwide Logistics Holdings, Inc., First Lien Initial Term Loan, 5.50% (LIBOR + 475 bps), 4/6/28	$ 2,550,513
1,500,000	Echo Global Logistics, Inc., First Lien Initial Term Loan, 4.25% (LIBOR + 375 bps), 11/23/28	1,503,282
1,643,382(b)	First Student Bidco, Inc., Initial Term B Loan, 3.50% (LIBOR + 300 bps), 7/21/28	1,637,118
606,618(b)	First Student Bidco, Inc., Initial Term C Loan, 3.50% (LIBOR + 300 bps), 7/21/28	604,305
648,375	LaserShip, Inc., First Lien Initial Term Loan, 5.25% (LIBOR + 450 bps), 5/7/28	650,807
	Total Transportation Services	$6,946,025
	Transport-Equipment & Leasing — 0.3%
1,496,688	IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 3.966% (LIBOR + 375 bps), 9/11/23	$ 1,489,828
	Total Transport-Equipment & Leasing	$1,489,828
	Transport-Rail — 0.1%
491,250	Genesee & Wyoming, Inc., 2.224% (LIBOR + 200 bps), 12/30/26	$ 489,694
	Total Transport-Rail	$489,694
	Veterinary Diagnostics — 0.3%
947,025	Elanco Animal Health Incorporated, Term Loan, 1.852% (LIBOR + 175 bps), 8/1/27	$ 934,599
497,487	Southern Veterinary Partners LLC, 5.00% (LIBOR + 400 bps), 10/5/27	499,664
	Total Veterinary Diagnostics	$1,434,263
	Web Hosting/Design — 0.3%
1,494,994	Endurance International Group Holdings, Inc., Initial Term Loan, 4.25% (LIBOR + 350 bps), 2/10/28	$ 1,483,968
	Total Web Hosting/Design	$1,483,968
	Total Senior Secured Floating Rate Loan Interests (Cost $441,272,756)	$442,529,711

25Pioneer Floating Rate Fund |  | 1/31/22

Shares		Value
	Common Stocks — 0.0% of Net Assets†
	Oil, Gas & Consumable Fuels — 0.0%†
6,293(c)	Summit Midstream Partners LP	$ 151,598
	Total Oil, Gas & Consumable Fuels	$151,598
	Specialty Retail — 0.0%†
54,675(c)+^	Targus Cayman SubCo., Ltd.	$ 83,653
	Total Specialty Retail	$83,653
	Total Common Stocks (Cost $210,411)	$235,251

Principal Amount USD ($)
	Asset Backed Securities — 0.6% of Net Assets
1,000,000(a)	AB BSL CLO 1, Ltd., Series 2020-1A, Class ER, 7.025% (TSFR3M + 686 bps), 1/15/35 (144A)	$ 1,000,500
1,000,000(a)	AGL CLO 17, Ltd., Series 2022-17A, Class E, 0.001% (TSFR3M + 635 bps), 1/21/35 (144A)	999,200
1,000,000(a)	Crown Point CLO 11, Ltd., Series 2021-11A, Class E, 7.056% (3 Month USD LIBOR + 681 bps), 1/17/34 (144A)	970,393
	Total Asset Backed Securities (Cost $2,965,020)	$2,970,093

	Commercial Mortgage-Backed Securities—0.2% of Net Assets
379,468(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 6.351% (1 Month USD LIBOR + 625 bps), 1/25/27 (144A)	$ 379,585
326,049(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 9.101% (1 Month USD LIBOR + 900 bps), 7/25/30 (144A)	328,872
625,000(a)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class D, 4.106% (1 Month USD LIBOR + 400 bps), 5/15/36 (144A)	537,287
	Total Commercial Mortgage-Backed Securities (Cost $1,350,155)	$1,245,744

	Corporate Bonds — 2.8% of Net Assets
	Advertising — 0.1%
265,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 274,606
	Total Advertising	$274,606
Pioneer Floating Rate Fund |  | 1/31/2226

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — 0.2%
1,000,000(d)(e)	Citigroup, Inc. Series V, 4.70% (SOFR + 323 bps)	$ 1,001,300
	Total Banks	$1,001,300
	Chemicals — 0.2%
500,000	Olin Corp., 5.625%, 8/1/29	$ 525,100
376,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	381,884
	Total Chemicals	$906,984
	Commercial Services — 0.3%
500,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 527,500
1,000,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	1,026,930
	Total Commercial Services	$1,554,430
	Diversified Financial Services — 0.2%
1,016,015	Avation Capital SA, 8.25% (9.00% PIK 8.25% Cash), 10/31/26 (144A)	$ 853,453
440,000	Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28 (144A)	431,200
	Total Diversified Financial Services	$1,284,653
	Entertainment — 0.3%
1,520,000	Mohegan Gaming & Entertainment, 8.00%, 2/1/26 (144A)	$ 1,548,576
	Total Entertainment	$1,548,576
	Healthcare-Services — 0.1%
145,000	Molina Healthcare, Inc., 4.375%, 6/15/28 (144A)	$ 145,386
490,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	492,450
	Total Healthcare-Services	$637,836
	Housewares — 0.0%†
70,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$ 72,882
	Total Housewares	$72,882
	Iron & Steel — 0.2%
625,000	Carpenter Technology Corp., 6.375%, 7/15/28	$ 648,848
260,000	TMS International Corp., 6.25%, 4/15/29 (144A)	250,900
	Total Iron & Steel	$899,748
	Leisure Time — 0.1%
500,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	$ 454,925
	Total Leisure Time	$454,925
27Pioneer Floating Rate Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Lodging — 0.2%
1,000,000	Station Casinos LLC, 4.50%, 2/15/28 (144A)	$ 970,960
	Total Lodging	$970,960
	Mining — 0.1%
390,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	$ 404,918
	Total Mining	$404,918
	Pharmaceuticals — 0.2%
1,000,000	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	$ 1,018,735
	Total Pharmaceuticals	$1,018,735
	REITs — 0.1%
750,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	$ 779,722
	Total REITs	$779,722
	Retail — 0.5%
205,000	Asbury Automotive Group, Inc., 4.50%, 3/1/28	$ 203,462
221,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30	217,784
95,000	Bath & Body Works, Inc., 6.625%, 10/1/30 (144A)	102,382
295,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	281,312
205,000	Macy's Retail Holdings LLC, 5.875%, 4/1/29 (144A)	208,676
442,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	444,603
1,000,000	White Cap Buyer LLC, 6.875%, 10/15/28 (144A)	1,026,020
	Total Retail	$2,484,239
	Total Corporate Bonds (Cost $14,312,278)	$14,294,514

Shares
	Right/Warrant — 0.0% of Net Assets
	Real Estate Management & Development — 0.0%†
18(c)(f)+^	Fujian Thai Hot Investment Co., Ltd.,10/13/27	$ 20,154
	Total Real Estate Management & Development	$20,154
	Total Right/Warrant (Cost $—)	$20,154

Pioneer Floating Rate Fund |  | 1/31/2228

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value

Insurance-Linked Securities — 0.4% of Net Assets#
Event Linked Bonds — 0.3%
Multiperil - Japan — 0.0%†
250,000(a)	Akibare Re, 2.134%, (3 Month USD LIBOR + 193 bps), 4/7/22 (144A)	$ 249,000
Multiperil - Texas — 0.1%
250,000(a)	Alamo Re, 5.36%, (1 Month U.S. Treasury Bill + 504 bps), 6/8/22 (144A)	$ 252,075
Multiperil – U.S. — 0.1%
250,000(a)	Residential Reinsurance 2021, 5.822%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	$ 250,025
250,000(a)	Sanders Re II, 3.57%, (3 Month U.S. Treasury Bill + 325 bps), 4/7/25 (144A)	250,100
$500,125
Multiperil – U.S. Regional — 0.1%
250,000(a)	Long Point Re III 2018, 3.072%, (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	$ 250,500
Windstorm – U.S. Regional — 0.0%†
250,000(a)	Cape Lookout Re, 4.47%, (1 Month U.S. Treasury Bill + 415 bps), 2/25/22 (144A)	$ 250,000
	Total Event Linked Bonds	$1,501,700
Face Amount USD ($)
	Collateralized Reinsurance — 0.0%†
	Windstorm – Florida — 0.0%†
300,000(c)(g)+	Formby Re 2018, 2/28/23	$ 36,840
	Total Collateralized Reinsurance	$36,840
	Reinsurance Sidecars — 0.1%
	Multiperil – U.S. — 0.0%†
400,000(c)(h)+	Harambee Re 2018, 12/31/22	$ 720
400,000(h)+	Harambee Re 2019, 12/31/22	440
		$1,160
	Multiperil – Worldwide — 0.1%
4,860(h)+	Alturas Re 2019-2, 3/10/23	$ 6,843
47,461(h)+	Alturas Re 2020-2, 3/10/23	39,668
250,000(c)(g)+	Bantry Re 2016, 3/31/23	20,150
29Pioneer Floating Rate Fund |  | 1/31/22

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
1,635,886(c)(g)+	Berwick Re 2018-1, 12/31/22	$ 126,454
739,764(c)(g)+	Berwick Re 2019-1, 12/31/22	88,402
30,000(g)+	Eden Re II, 3/22/23 (144A)	8,973
5,700(g)+	Eden Re II, 3/22/23 (144A)	21,910
50,000(c)(g)+	Eden Re II, 3/22/24 (144A)	26,600
700,000(c)(h)+	Lorenz Re 2018, 7/1/22	—
400,000(c)(g)+	Merion Re 2018-2, 12/31/22	66,200
600,000(c)(g)+	Pangaea Re 2018-1, 12/31/22	12,633
600,000(c)(g)+	Pangaea Re 2018-3, 7/1/22	12,446
491,548(c)(g)+	Pangaea Re 2019-1, 2/1/23	10,242
441,188(c)(g)+	Pangaea Re 2019-3, 7/1/23	15,870
486,388(c)(g)+	Pangaea Re 2020-1, 2/1/24	10,322
150,000(c)(g)+	Sector Re V, 12/1/23 (144A)	22,080
10,000(g)+	Sector Re V, 12/1/24 (144A)	29,423
253,645(c)(g)+	Woburn Re 2018, 12/31/22	16,844
74,914(c)(g)+	Woburn Re 2019, 12/31/22	19,056
		$554,116
	Total Reinsurance Sidecars	$555,276
	Total Insurance-Linked Securities (Cost $2,543,853)	$2,093,816

Shares
	Closed-End Fund — 2.2% of Net Assets
275,000	Invesco Senior Loan ETF	$ 6,044,500
112,225	SPDR Blackstone Senior Loan ETF	5,116,338
	Total Closed-End Fund (Cost $11,239,522)	$11,160,838

Principal Amount USD ($)
SHORT TERM INVESTMENTS — 12.4% of Net Assets
Repurchase Agreements — 2.9%
5,000,000	$5,000,000 Bank of America, 0.1%, dated 1/31/22 plus accrued interest on 2/1/22 collateralized by $5,100,000 Government National Mortgage Association, 3.0%, 1/20/52	$ 5,000,000
Pioneer Floating Rate Fund |  | 1/31/2230

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Repurchase Agreements — (continued)
5,000,000	$5,000,000 Scotia Capital Inc., 0.1%, dated 1/31/22 plus accrued interest on 2/1/22 collateralized by $5,150,016 U.S. Treasury Bond, 2.4%, 5/15/51	$ 5,000,000
5,000,000	$5,000,000 RBC Dominion Securities Inc., 0.1%, dated 1/31/22 plus accrued interest on 2/1/22 collateralized by the following: $1,110,040 Federal National Mortgage Association, 2.5%-4.5%, 6/1/44-4/1/51 $3,989,967 U.S. Treasury Note, 0.6%, 5/15/30	5,000,000
		$15,000,000
Shares
	Open-End Fund — 9.5%
48,631,320(i)	Dreyfus Government Cash Management, Institutional Shares, 0.03%	$ 48,631,321
		$48,631,321
	TOTAL SHORT TERM INVESTMENTS (Cost $63,631,320)	$63,631,321
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 104.7% (Cost $537,525,315)	$538,181,442
	OTHER ASSETS AND LIABILITIES — (4.7)%	$(24,260,058)
	net assets — 100.0%	$513,921,384
bps	Basis Points.
DDTL	Delayed Draw Term Loans.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2022, the value of these securities amounted to $16,505,808, or 3.2% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2022.
(b)	This term loan will settle after January 31, 2022, at which time the interest rate will be determined.
(c)	Non-income producing security.
(d)	Security is perpetual in nature and has no stated maturity date.
31Pioneer Floating Rate Fund |  | 1/31/22

(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2022.
(f)	Fujian Thai Hot Investment Co., Ltd. warrants are exercisable into 18 shares.
(g)	Issued as participation notes.
(h)	Issued as preference shares.
(i)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2022.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2022.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
†	Amount rounds to less than 0.1%.
+	Security that used signiﬁcant unobservable inputs to determine its value.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Akibare Re	1/24/2022	$249,542	$249,000
Alamo Re	1/24/2022	252,725	252,075
Alturas Re 2019-2	12/19/2018	4,860	6,843
Alturas Re 2020-2	1/1/2020	47,461	39,668
Bantry Re 2016	2/6/2019	20,150	20,150
Berwick Re 2018-1	1/10/2018	238,949	126,454
Berwick Re 2019-1	12/31/2018	88,396	88,402
Cape Lookout Re	1/25/2022	250,400	250,000
Eden Re II	12/15/2017	1,793	8,973
Eden Re II	1/22/2019	668	21,910
Eden Re II	12/23/2019	50,000	26,600
Formby Re 2018	7/9/2018	28,165	36,840
Harambee Re 2018	12/19/2017	8,492	720
Harambee Re 2019	12/20/2018	—	440
Long Point Re III 2018	1/24/2022	250,500	250,500
Lorenz Re 2018	6/26/2018	133,677	—
Merion Re 2018-2	12/28/2017	16,461	66,200
Pangaea Re 2018-1	12/26/2017	85,805	12,633
Pangaea Re 2018-3	5/31/2018	144,517	12,446
Pangaea Re 2019-1	1/9/2019	5,160	10,242
Pangaea Re 2019-3	7/25/2019	13,236	15,870
Pangaea Re 2020-1	1/21/2020	—	10,322
Residential Reinsurance 2021	10/28/2021	250,000	250,025
Sanders Re II	11/23/2021	250,000	250,100
Sector Re V	12/4/2018	38,450	22,080
Pioneer Floating Rate Fund |  | 1/31/2232

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Sector Re V	1/1/2020	$10,000	$29,423
Woburn Re 2018	3/20/2018	87,980	16,844
Woburn Re 2019	2/14/2019	16,466	19,056
Total Restricted Securities			$2,093,816
% of Net assets			0.4%
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
4,600,000	Markit CDX North Receive America High Yield Series 34	Receive	5.00%	6/20/25	$(7,812)	$336,454	$328,642
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$(7,812)	$336,454	$328,642
TOTAL SWAP CONTRACTS					$(7,812)	$336,454	$328,642

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$442,529,711	$—	$442,529,711
Common Stocks
Oil, Gas & Consumable Fuels	151,598	—	—	151,598
Specialty Retail	—	—	83,653	83,653
Asset Backed Securities	—	2,970,093	—	2,970,093
Commercial Mortgage-Backed Securities	—	1,245,744	—	1,245,744
Corporate Bonds	—	14,294,514	—	14,294,514
Right/Warrant	—	—	20,154	20,154
Insurance-Linked Securities
Event Linked Bonds
Collateralized Reinsurance
Windstorm – Florida	—	—	36,840	36,840
Reinsurance Sidecars
Multiperil – U.S.	—	—	1,160	1,160
Multiperil – Worldwide	—	—	554,116	554,116
33Pioneer Floating Rate Fund |  | 1/31/22

	Level 1	Level 2	Level 3	Total
All Other Insurance-Linked Securities	$—	$1,501,700	$—	$1,501,700
Repurchase Agreements	15,000,000	—	—	15,000,000
Open-End Fund	48,631,321	—	—	48,631,321
Closed-End Fund	11,160,838	—	—	11,160,838
Total Investments in Securities	$74,943,757	$462,541,762	$695,923	$538,181,442
Other Financial Instruments
Swap contracts, at value	$—	$328,642	$—	$328,642
Total Other Financial Instruments	$—	$328,642	$—	$328,642
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Warrants	Insurance- Linked Securities	Total
Balance as of 10/31/21	$83,653	$—	$680,012	$763,665
Realized gain (loss)(1)	—	—	(142,655)	(142,655)
Changed in unrealized appreciation (depreciation)(2)	—	—	70,920	70,920
Accrued discounts/premiums	—	—	(16,161)	(16,161)
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers in to Level 3*	—	20,154	—	20,154
Transfers out of Level 3*	—	—	—	—
Balance as of 1/31/22	$83,653	$20,154	$592,116	$695,923
(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*	Transfers are calculated on the beginning of period value. During the three months ended January 31, 2022, securities with an aggregate market value of $20,154 transferred from Level 2 to Level 3, as there were significant observable inputs to determine their value. There were no other transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2022:	$7,345
Pioneer Floating Rate Fund |  | 1/31/2234